BASIS OF CONSOLIDATION AND INVESTMENTS (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Thousands			12 Months Ended
	Dec. 05, 2025	Oct. 21, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 26, 2025	Nov. 04, 2025	May 08, 2025	Dec. 27, 2024	Nov. 05, 2024	Aug. 31, 2024	May 09, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cancellation of shares description			On February 21, 2024, the company’s held its AGM, which resolved on the compulsory redemption and subsequent cancellation of 98,375 (ninety-eight thousand, three hundred and seventy-five) shares, of which 41,896 (forty-one thousand, eight hundred and ninety-six) and 56,479 (fifty-six thousand, four hundred and seventy-nine) were common and preferred shares issued by CEEE-G, respective, without making changes to the value of its share capital.
Net equity													R$ 2,383,276
Capital reserve			R$ 2,056,970	R$ 2,056,970
Number of stakeholders shares			5,485,338,835
Percentage of shareholdings			100.00%
Investment property			R$ 219,525	202,040								R$ 205,954		R$ 205,954
Investment property [member]
IfrsStatementLineItems [Line Items]
Investment property			3,818,752	R$ 2,431,581
C S N Cimentos Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Net equity			2,383,276
Capital reserve			R$ 82,786
Interest in subsidiary			99.99%	99.99%
M R S Logistica S. A. [Member]
IfrsStatementLineItems [Line Items]
Transaction value			R$ 3,350,000
Investment amount			998,922
Gain operating revenues			2,351,078
C S N Mineracao [Member]
IfrsStatementLineItems [Line Items]
Profit reserve amount										R$ 160,000	R$ 1,025,040
Profit reserve per share										R$ 0.02943266927	R$ 0.186869166032
Dividends reserve amount			R$ 768,596		R$ 259,712	R$ 424,206	R$ 1,090,000			R$ 2,375,000
Dividends per share										R$ 0.43689118448
Payment of interest on equity					R$ 163,998	R$ 479,000	R$ 178,201	R$ 211,610		R$ 465,000
Payment of interest on equity per share								R$ 0.03895595758		R$ 0.08553869507
Sale of common shares									589,304,801
Sale of common stock price per share									R$ 7.50
Sale of common shares value									R$ 4,419,786
C S N Mineracao S A [Member]
IfrsStatementLineItems [Line Items]
Stake percentage			69.01%	69.01%
Companhia Estadual De Geracaode Energia Eletrica C E E E G [Member]
IfrsStatementLineItems [Line Items]
Stake percentage		66.23%
C S N Cimentos Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Stake percentage				99.99%
Global Dot Com S. A. [Member]
IfrsStatementLineItems [Line Items]
Interest in subsidiary	80.00%
Additional interest	R$ 49,900
C S N Inova Ventures [Member]
IfrsStatementLineItems [Line Items]
Interest in subsidiary			2.51%
C S N Inova Solucoes S. A. [Member]
IfrsStatementLineItems [Line Items]
Interest in subsidiary			77.49%
Companhia Sidurgica Nacional [Member]
IfrsStatementLineItems [Line Items]
Number of stakeholders shares			3,785,474,692
Percentage of shareholdings			69.01%
Itochu Corporation [Member]
IfrsStatementLineItems [Line Items]
Number of stakeholders shares			589,304,801
Percentage of shareholdings			10.74%
Japao Brasil Minerio De Ferro Participacoes Ltda [Member]
IfrsStatementLineItems [Line Items]
Number of stakeholders shares			507,762,966
Percentage of shareholdings			9.26%
Consorcio Da Usina Hidreletrica De Igarapava [Member]
IfrsStatementLineItems [Line Items]
Interest in subsidiary			17.92%
Consorcio Da Usina Hidreletrica De Itauba [Member]
IfrsStatementLineItems [Line Items]
Interest in subsidiary			99.99%
Consorcio Da Usina Hidreletrica De Itauba [Member] | Direct Interest [Member]
IfrsStatementLineItems [Line Items]
Interest in subsidiary			39.03%
Consorcio Da Usina Hidreletrica De Itauba [Member] | Indirect Interest [Member]
IfrsStatementLineItems [Line Items]
Interest in subsidiary			60.96%
Consorcio Da Usina Hidreletrica De Passo Real [Member]
IfrsStatementLineItems [Line Items]
Interest in subsidiary			96.55%
Consorcio Da Usina Hidreletrica De Passo Real [Member] | Direct Interest [Member]
IfrsStatementLineItems [Line Items]
Interest in subsidiary			56.40%
Consorcio Da Usina Hidreletrica De Passo Real [Member] | Indirect Interest [Member]
IfrsStatementLineItems [Line Items]
Interest in subsidiary			40.15%